Zevenbergen Growth Fund
Schedule of Investments
As of September 30, 2020 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 100.8%
	CONSUMER DISCRETIONARY ― 36.1%
1,505	Amazon.com, Inc. (a)	$4,738,839
21,435	Chegg, Inc. (a)	1,531,317
28,625	Chewy, Inc. (a)	1,569,509
3,605	lululemon athletica inc. (a)	1,187,379
3,015	MercadoLibre, Inc. (a)	3,263,677
5,965	Netflix, Inc. (a)	2,982,679
18,560	Peloton Interactive, Inc. (a)	1,841,894
13,600	Tesla, Inc. (a)	5,834,536
6,875	The Trade Desk, Inc. (a)	3,566,612
48,275	Uber Technologies, Inc. (a)	1,761,072
		28,277,514
	CONSUMER STAPLES ― 1.3%
6,000	Beyond Meat, Inc. (a)	996,360

	FINANCIALS ― 1.3%
7,875	Goosehead Insurance, Inc. (a)	681,896
7,400	Lemonade, Inc. (a)	367,928
		1,049,824
	HEALTH CARE ― 16.4%
20,100	Adaptive Biotechnologies Corporation (a)	977,463
9,450	BioMarin Pharmaceutical Inc. (a)	718,956
40,575	Exact Sciences Corporation (a)	4,136,621
6,925	GoodRx Holdings, Inc. (a)	385,030
7,775	Seattle Genetics, Inc. (a)	1,521,490
16,295	Teladoc Health, Inc. (a)	3,572,516
5,490	Veeva Systems Inc. (a)	1,543,733
		12,855,809
	INDUSTRIALS― 7.4%
6,800	Paylocity Holding Corporation (a)	1,097,656
10,100	PayPal Holdings, Inc. (a)	1,990,003
16,700	Square, Inc. (a)	2,714,585
		5,802,244
	REAL ESTATE ― 6.0%
1,730	CoStar Group, Inc. (a)	1,467,923
31,825	Zillow Group, Inc. Class C (a)	3,233,102
		4,701,025
	TECHNOLOGY ― 32.3%
3,330	Coupa Software Incorporated (a)	913,219
18,900	EverQuote, Inc. (a)	730,296
9,275	Facebook, Inc. Class A (a)	2,429,122
7,590	NVIDIA Corporation	4,107,860
14,825	Okta, Inc. (a)	3,170,326
14,525	QUALCOMM Incorporated	1,709,302
10,895	RingCentral, Inc. (a)	2,991,876
5,645	ServiceNow, Inc. (a)	2,737,825
4,775	Shopify Inc. (a)	4,884,682
3,485	Zoom Video Communications, Inc. (a)	1,638,333
		25,312,841
	TOTAL COMMON STOCKS
	(Cost $44,406,403)	$78,995,617

	SHORT-TERM INVESTMENTS ― 2.9%
2,252,997	First American U.S. Treasury Money Market Fund, Class Z, 0.02% (b)	2,252,997
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,252,997)	$2,252,997

	TOTAL INVESTMENTS ― 103.7% (Cost $46,659,400)	81,248,614
	Liabilities in Excess of Other Assets ― (3.7)%	(2,927,544)
	TOTAL NET ASSETS ― 100.0%	$78,321,070

(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2020.

Valuation of Investments (Unaudited)

The Zevenbergen Growth Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as

Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2020:

Zevenbergen Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$78,995,617	$-	$-	$78,995,617
Short-Term Investments	2,252,997	-	-	2,252,997
Total	$81,248,614	$-	$-	$81,248,614

Please refer to the Schedule of Investments for further classification.